Shareholder Report, Line Graph (Details) - USD ($)			1 Months Ended	2 Months Ended	3 Months Ended
	Sep. 30, 2025	Sep. 23, 2025 [1]	Oct. 31, 2025	Nov. 30, 2025	Dec. 31, 2025
Golden Eagle Dynamic Hypergrowth ETF
Account Value [Line Items]
Accumulated Value	$ 9,828	$ 10,000	$ 10,029	$ 9,855	$ 9,381
S&P® 500 Index
Account Value [Line Items]
Accumulated Value	$ 10,049	$ 10,000	$ 10,284	$ 10,312	$ 10,316

[1]	Inception